Operating Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table discloses operating revenues by contract type for the three and six months ended June 30, 2024 and 2023:

	Three months ended June 30, 2023	Three months ended June 30, 2024	Six months ended June 30, 2023	Six months ended June 30, 2024
	(in thousands)
Time charters	$78,319	$86,278	$154,711	$175,367
Voyage charters	43,801	45,323	84,019	77,254
Voyage charters from Luna Pool collaborative arrangement	155	—	7,355	—
Operating revenues from Unigas Pool	13,060	15,075	25,252	28,210
Total operating revenues	$135,335	$146,676	$271,337	$280,831

Schedules of Cash Flows for Committed Time Charter Revenues	The estimated undiscounted cash flows for committed time charter revenues that are expected to be received on an annual basis for ongoing time charters, as of June 30, 2024, are as follows:

(in thousands of U.S. dollars)
Within 1 year	196,750
In the second year	64,995
In the third year	17,113
In the fourth year	1,177